RELATED-PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2024	Jan. 31, 2025	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Numbers of shares issued					7,944,104	8,281,148
Net revenues					$ 7,018	$ 6,928	$ 6,558
Director
Related Party Transaction [Line Items]
Advisory services fees payable					4	4
Related Party
Related Party Transaction [Line Items]
Net revenues					$ 0	$ 3
Series A Preferred Stock
Related Party Transaction [Line Items]
Preferred stock dividend (in shares)			7,944,104
Preferred stock, dividend percentage					20.00%
Preferred stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock | Subsequent Event
Related Party Transaction [Line Items]
Preferred stock dividend (in shares)		2,543,662
Series A Preferred Stock | Director
Related Party Transaction [Line Items]
Preferred stock dividend (in shares)			7,944,104
Series A Preferred Stock | Director | Subsequent Event
Related Party Transaction [Line Items]
Preferred stock dividend (in shares)		2,543,662
Series B Preferred Stock
Related Party Transaction [Line Items]
Preferred stock dividend (in shares)				337,044	283,196	1,348,420
Number of shares sold (in shares)	800,000						800,000
Preferred stock, dividend percentage					5.50%	5.50%	5.50%
Preferred stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate purchase price							$ 800
Series B Preferred Stock | Related Party
Related Party Transaction [Line Items]
Preferred stock dividend (in shares)					70,798
Number of shares sold (in shares)							200,000
Aggregate purchase price							$ 200
Dividends declared (in shares)						421,364
Numbers of shares issued					84,261	337,103
Series B Preferred Stock | Related Party | Minimum
Related Party Transaction [Line Items]
Percentage of outstanding stock owned by related party under agreement							5.00%